Document and Entity Information	May 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40217
Entity Registrant Name	Sun Country Airlines Holdings, Inc.
Entity Central Index Key	0001743907
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-4092570
Entity Address, Address Line One	1201 North Town Center Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	851-7300
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false